Stock options (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of number and weighted average exercise prices of share options
	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2016	4,395,000	$0.45
Granted	2,890,000	0.25
Expired	(690,000)	(0.35)
Outstanding at October 31, 2017	6,595,000	$0.37
Granted	2,200,000	0.10
Expired	(2,545,000)	0.34
Outstanding at October 31, 2018	6,250,000	$0.29

Disclosure of number and weighted average remaining contractual life of outstanding share options
			Weighted average
				Remaining
		Number of		contractual life
Date of issue	Expiry Date	options	Exercise price	(years)
February 10, 2014	February 10, 2019	350,000	$0.85	0.3
April 25, 2014	April 25, 2019	170,000	0.64	0.5
June 4, 2015	June 4, 2020	300,000	0.49	1.6
August 20, 2015	August 20, 2020	940,000	0.46	1.8
September 30, 2015	September 30, 2020	250,000	0.40	1.9
December 30, 2016	December 30, 2021	2,040,000	0.25	3.2
June 29, 2018	June 29, 2023	2,200,000	0.10	4.7
Outstanding and exercisable at October 31, 2018		6,250,000	$0.29	3.1

Disclosure of detailed information about options, valuation assumptions
	2018	2017
Share price at grant date (per share)	$0.09	$0.21
Exercise price	$0.10	$0.25
Volatility factor (based on historical volatility)	95%	100%
Risk free interest rate	2.07%	0.72%
Expected life of options (in years)	5	5
Expected dividend yield	0%	0%
Forfeiture rate	0%	0%
Weighted average Black Scholes value at grant date	$0.06	$0.15